Deposits, Prepayments and Deferred Expenses	6 Months Ended
Jun. 30, 2026
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deposits, Prepayments and Deferred Expenses	11. DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

	As of June 30, 2026	As of December 31, 2025
(In thousands)
Prepayments	$400	$285
Value-Added Tax recoverable	42	185
Deposits	193	-
	$635	$470